Investment Property - Summary of Changes in Investment Property (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investment Property [Line Items]
Beginning balance	$ 8,356,772	$ 8,128,522
Depreciation expense	(19,591)	(22,465)
Impairment	(779,825)
Other increases (decreases)		250,715
Ending balance	7,557,356	8,356,772
Gross Carrying Amount [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	9,189,377	8,938,662
Other increases (decreases)		250,715
Ending balance	9,189,377	9,189,377
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	(832,605)	(810,140)
Depreciation expense	(19,591)	(22,465)
Impairment	(779,825)
Ending balance	$ (1,632,021)	$ (832,605)